Expense Example, No Redemption - Federated Hermes Ohio Municipal Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	F 1 Year	F 3 Years	F 5 Years	F 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	544	742	957	1,575	237	526	837	1,719	73	227	395	883